STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 63.2%
Brazil - 3.0%
B3 - Brasil Bolsa Balcao	194,400		388,800
Cia de Saneamento de Minas Gerais-COPASA	184,600		421,233
Cia Siderurgica Nacional	29,600		132,801
IRB Brasil Resseguros	10,000	[a]	7,217
JBS	74,800		509,634
Minerva	234,400		446,075
Petroleo Brasileiro, ADR	208,731		2,291,866
TIM	283,000		668,124
Vale	43,300	[a]	606,045
WEG	48,400		286,577
			5,758,372
Chile - .1%
Cencosud	139,241		232,885
Enel Americas	322,842		35,240
Enel Generacion Chile	60,909		10,567
			278,692
China - 17.1%
Agile Group Holdings	340,000	[a,b]	184,443
Agricultural Bank of China, Cl. H	1,323,000	[a]	454,712
Alibaba Group Holding, ADR	15,725	[a]	1,867,973
Aluminum Corp. of China, Cl. H	364,000	[a]	201,197
Anhui Conch Cement, Cl. H	800	[a]	3,996
ANTA Sports Products	13,800		206,888
BAIC Motor, Cl. H	12,500	[a,c]	5,370
Baidu, ADR	5,651	[a]	840,812
CGN Power, Cl. H	1,874,800	[a,c]	569,830
China CITIC Bank, Cl. H	1,374,000	[a]	595,587
China Construction Bank, Cl. H	2,588,100	[a]	1,792,324
China Everbright Bank, Cl. A	670,500	[a]	349,276
China Galaxy Securities, Cl. H	1,157,500	[a]	665,029
China Life Insurance, Cl. H	180,400	[a]	298,910
China Medical System Holdings	149,100	[a]	248,961
China Merchants Bank, Cl. H	81,000	[a]	628,986
China National Building Material, Cl. H	137,800	[a]	168,946
China Pacific Insurance Group, Cl. H	61,700	[a]	167,354
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	307,595	[a]	1,652,514
China Shenhua Energy, Cl. H	825,700	[a]	1,935,710
China Vanke, Cl. H	12,800	[a]	29,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.2% (continued)
China - 17.1% (continued)
Cosco Shipping Holdings, Cl. H	773,950	[a,b]	1,500,744
Country Garden Services Holdings	24,000	[a]	143,737
ENN Energy Holdings	17,300		325,697
Gaotu Techedu, ADR	630	[a]	1,222
Haier Smart Home, CI. H	198,400	[a]	838,376
Hello Group, ADR	9,835	[a]	88,318
Huatai Securities, Cl. H	215,200	[a,c]	358,227
Industrial Bank, Cl. A	124,900	[a]	373,131
Inner Mongolia Yili Industrial Group, Cl. A	48,600	[a]	316,153
JD.com, ADR	10,456	[a]	732,652
Lenovo Group	1,206,100		1,385,904
Li Ning	38,500	[a]	421,411
Longfor Group Holdings	8,000	[c]	37,653
Maanshan Iron & Steel, Cl. H	1,176,000	[a]	431,335
Meituan, Cl. B	20,600	[a,c]	595,474
NetDragon Websoft Holdings	203,000	[a]	476,940
NetEase, ADR	6,679		679,789
New China Life Insurance, Cl. H	257,800	[a]	689,336
NIO, ADR	13,335	[a]	422,453
Pinduoduo, ADR	4,211	[a]	245,501
Ping An Insurance Group Company of China, Cl. H	36,000	[a]	259,235
Shandong Weigao Group Medical Polymer, Cl. H	52,400	[a]	65,386
Shanghai International Port Group, Cl. A	639,200	[a]	549,604
Shanghai Pharmaceuticals Holding, Cl. H	277,500	[a]	525,992
Silergy	2,000	[a]	363,249
Sinopharm Group, Cl. H	196,600	[a]	427,613
Sinotruk Hong Kong	173,700	[a]	267,315
Tencent Holdings	91,100	[a]	5,336,866
Tingyi Cayman Islands Holding	167,200		343,511
Uni-President China Holdings	594,900	[a]	576,777
Vipshop Holdings, ADR	15,431	[a]	129,620
Weichai Power, Cl. H	120,000	[a]	234,843
Yankuang Energy Group, Cl. H	83,700	[a]	166,379
Yihai International Holding	6,000	[a]	27,739
Yum China Holdings	1,553		77,402
Zhongsheng Group Holdings	37,200	[a]	290,060
Zoomlion Heavy Industry Science & Technology, Cl. H	375,300	[a]	236,321
			32,810,561
Colombia - .1%
Interconexion Electrica	40,285		221,934

Description	Shares		Value ($)
Common Stocks - 63.2% (continued)
Greece - .1%
Hellenic Telecommunications Organization	14,480		267,972
Hong Kong - 2.4%
Bosideng International Holdings	2,332,500	[b]	1,468,741
China Resources Cement Holdings	477,100	[a]	360,385
China Resources Land	18,600	[a]	78,240
China Taiping Insurance Holdings	224,400	[a]	307,927
Cosco Shipping Ports	294,000	[a]	255,257
Kingboard Laminates Holdings	266,800		453,703
Kunlun Energy	174,000	[a]	163,120
Shanghai Industrial Urban Development Group	102,200	[a]	9,961
Shimao Group Holdings	10,500	[a]	6,868
Sino Biopharmaceutical	926,000	[a]	648,404
SITC International Holdings	226,000		817,334
			4,569,940
Hungary - .3%
MOL Hungarian Oil & Gas	1,594	[a]	12,380
Richter Gedeon	19,772	[a]	531,682
			544,062
India - 7.4%
Aurobindo Pharma	12,479		123,278
Cipla	40,584	[a]	515,437
GAIL India	363,285		631,412
Glenmark Pharmaceuticals	58,635	[a]	416,913
Hero MotoCorp	14,684	[a]	486,354
Hindalco Industries	13,933	[a]	89,134
Hindustan Unilever	4,331		137,509
Housing Development Finance	24,354	[a]	847,378
Indian Oil	407,721		611,562
Indus Towers	211,976	[a]	708,054
Infosys	79,917		2,029,489
ITC	156,269	[a]	458,386
Larsen & Toubro Infotech	3,768	[c]	371,652
Mindtree	23,028		1,480,768
Motherson Sumi Systems	108,321	[a]	325,390
Power Grid Corporation of India	258,762		711,515
REC	217,653		391,763
Tata Consultancy Services	14,092		708,689
Tata Motors	83,718	[a]	543,287
Tata Steel	42,326	[a]	632,849
Tech Mahindra	51,461		1,239,560
The Tata Power Company	302	[a]	898

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.2% (continued)
India - 7.4% (continued)
Wipro	72,587	[a]	698,522
			14,159,799
Indonesia - .6%
Gudang Garam	50,600	[a]	108,638
Indah Kiat Pulp & Paper	82,500	[a]	45,295
Indofood Sukses Makmur	2,340,100	[a]	1,038,493
			1,192,426
Malaysia - 1.0%
Hartalega Holdings	132,600		182,381
RHB Bank	373,900		481,959
Sime Darby	1,033,100	[a]	575,322
Supermax	161,510		56,990
Telekom Malaysia	408,800	[a]	539,702
Top Glove	185,500		115,325
			1,951,679
Mexico - .7%
America Movil, Ser. L	584,500		618,884
Coca-Cola Femsa	28,565		156,961
Fibra Uno Administracion	13,500		14,281
Grupo Mexico, Ser. B	126,800		552,766
			1,342,892
Philippines - .6%
Aboitiz Equity Ventures	263,950	[a]	281,847
Ayala Land	47,700		34,330
International Container Terminal Services	198,240	[a]	777,526
Metro Pacific Investments	65,000	[a]	4,971
SM Prime Holdings	51,200	[a]	34,038
			1,132,712
Poland - .3%
CD Projekt	527	[a]	25,231
KGHM Polska Miedz	3,270	[a]	113,135
Polskie Gornictwo Naftowe i Gazownictwo	248,838	[a]	389,084
			527,450
Qatar - .3%
The Commercial Bank	353,054	[a]	654,290
Russia - 2.3%
Lukoil, ADR	12,332		1,103,715
MMC Norilsk Nickel, ADR	11,431		353,561
Sberbank of Russia, ADR	137,133		2,200,984
Sistema, GDR	3,646	[a]	22,605
Tatneft, ADR	6,912		286,917

Description	Shares		Value ($)
Common Stocks - 63.2% (continued)
Russia - 2.3% (continued)
X5 Retail Group, GDR	16,162		427,808
			4,395,590
Saudi Arabia - 1.3%
Al Rajhi Bank	18,150	[a]	685,508
Sahara International Petrochemical	49,300		551,513
Saudi Kayan Petrochemical	85,171	[a]	386,110
Saudi Telecom	25,782		771,867
The Savola Group	2,486	[a]	21,156
			2,416,154
South Africa - 2.5%
Anglo American Platinum	423	[a]	48,227
AngloGold Ashanti	6,728	[a]	138,782
Growthpoint Properties	18,571		17,913
Impala Platinum Holdings	66,936	[a]	945,127
Investec	98,666		542,090
Kumba Iron Ore	6,226	[a]	179,763
MTN Group	115,600	[a]	1,238,411
MultiChoice Group	58,484	[a]	447,870
Ninety One	190		674
Redefine Properties	22,175		6,123
Resilient REIT	2,522	[a]	9,457
Sibanye Stillwater	404,868	[a]	1,247,507
			4,821,944
South Korea - 9.0%
Celltrion	747		124,361
CJ ENM	4,139		483,275
DB Insurance	12,358		561,373
DGB Financial Group	61,979		489,054
Dl Holdings	287		14,703
Doosan Bobcat	8,800	[a]	301,661
Fila Holdings	6,723		202,750
Hana Financial Group	13,604		481,218
Hyundai Glovis	1,448		204,638
Hyundai Mobis	6,366		1,362,900
Kakao	3,006		284,480
KB Financial Group	13,471		623,264
Kia Motors	25,674		1,775,313
Korea Investment Holdings	7,807		529,989
Kumho Petrochemical	6,999		977,357
LG Electronics	8,257		958,541
Mirae Asset Securities	85,686		623,499
NAVER	90		28,656
Osstem Implant	4,156		498,895
POSCO	3,209		741,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 63.2% (continued)
South Korea - 9.0% (continued)
Posco International	1,121	[a]	21,171
Samsung Biologics	18	[a,c]	13,673
Samsung Electronics	65,488		4,313,531
Samsung Securities	19,814		748,390
Seegene	2,993		153,584
Shinhan Financial Group	23,332		722,286
			17,239,568
Taiwan - 12.2%
Accton Technology	19,000	[a]	178,552
Acer	474,000	[a]	521,679
Asustek Computer	55,000	[a]	747,461
Chailease Holding	301,489	[a]	2,871,376
China Development Financial Holding	470,000	[a]	297,286
Evergreen Marine	248,000	[a]	1,277,334
Hotai Motor	15,000	[a]	332,888
Innolux	240,000	[a]	170,022
MediaTek	80,000	[a]	3,440,923
Micro-Star International	66,000	[a]	382,875
momo.com	34,400	[a]	2,020,458
Powertech Technology	21,000	[a]	74,157
Realtek Semiconductor	38,000	[a]	796,617
Standard Foods	2,000	[a]	3,824
Taiwan Semiconductor Manufacturing	442,600		9,838,399
United Microelectronics	242,000	[a]	568,547
			23,522,398
Thailand - .6%
Advanced Info Service, NVDR	41,500	[a]	285,736
Krungthai Card	9,000	[a]	15,963
PTT Exploration & Production, NVDR	27,300	[a]	96,435
Thai Union Group, NVDR	651,700	[a]	380,427
Thanachart Capital	306,300	[a]	346,141
			1,124,702
Turkey - .7%
BIM Birlesik Magazalar	62,945		291,672
Emlak Konut Gayrimenkul Yatirim Ortakligi	15,814	[a]	2,558
Eregli Demir ve Celik Fabrikalari	428,052	[a]	911,176
KOC Holding	11,972	[a]	25,683
Turkcell Iletisim Hizmetleri	93,381		130,306
			1,361,395
United Arab Emirates - .2%
Abu Dhabi National Oil Co. for Distribution	292,398		339,919
Dubai Islamic Bank	13,165	[a]	19,283

Description		Shares		Value ($)
Common Stocks - 63.2% (continued)
United Arab Emirates - .2% (continued)
Emaar Properties		33,245	[a]	44,260
				403,462
Uruguay - .4%
Globant		2,168	[a]	680,947
Total Common Stocks (cost $91,898,156)				121,378,941

Exchange-Traded Funds - 1.1%
United States - 1.1%
iShares MSCI Emerging Markets ETF (cost $2,256,175)		45,779	[b]	2,236,304
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Brazil - .3%
Cia Energetica de Minas Gerais	8.78	164,152		386,361
Cia Paranaense de Energia, Cl. B	21.16	227,500		263,034
				649,395
South Korea - .3%
Samsung Electronics	1.49	8,268		495,211
Total Preferred Stocks (cost $953,966)				1,144,606
	1-Day Yield (%)
Investment Companies - 34.0%
Registered Investment Companies - 34.0%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $35,568,130)		2,648,128	[d]	65,276,367

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,292,259)	0.07	2,292,259	[d]	2,292,259
Total Investments (cost $132,968,686)		100.1%		192,328,477
Liabilities, Less Cash and Receivables		(.1%)		(262,683)
Net Assets		100.0%		192,065,794

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2021, the value of the fund’s securities on loan was $2,132,219 and the value of the collateral was $2,292,259. In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities were valued at $1,951,879 or 1.02% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	121,378,941	-	-	121,378,941
Equity Securities - Preferred Stocks	1,144,606	-	-	1,144,606
Exchange-Traded Funds	2,236,304	-	-	2,236,304
Investment Companies	67,568,626	-	-	67,568,626

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2021, accumulated net unrealized appreciation on investments was $59,359,791, consisting of $65,839,293 gross unrealized appreciation and $6,479,502 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.